Leasing Arrangements	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leasing Arrangements

Note 6. Leasing Arrangements

We enter into various lease arrangements for network equipment including towers, distributed antenna systems, small cells, real estate and connectivity mediums including dark fiber, equipment, and other various types of assets for use in our operations. Our leases have remaining lease terms ranging from 1 year to 28 years, some of which include options that we can elect to extend the leases term for up to 25 years, and some of which include options to terminate the leases. For the majority of leases entered into during the current period, we have concluded it is not reasonably certain that we would exercise the options to extend the lease or terminate the lease. Therefore, as of the lease commencement date, our lease terms generally do not include these options. We include options to extend the lease when it is reasonably certain that we will exercise that option.

During March 2015, we completed a transaction with American Tower Corporation (American Tower) pursuant to which American Tower acquired the exclusive rights to lease and operate approximately 11,300 of our wireless towers for an upfront payment of $5.0 billion. We have subleased capacity on the towers from American Tower for a minimum of 10 years at current market rates in 2015, with options to renew. We continue to include the towers in Property, plant and equipment, net in our consolidated balance sheets and depreciate them accordingly. In addition to the rights to lease and operate the towers, American Tower assumed the interest in the underlying ground leases related to these towers. While American Tower can renegotiate the terms of and is responsible for paying the ground leases, we are still the primary obligor for these leases and accordingly, the present value of these ground leases are included in our operating lease right-of-use assets and operating lease liabilities. We do not expect to be required to make ground lease payments unless American Tower defaults, which we determined to be remote.

The components of net lease cost were as follows:

		(dollars in millions)
Year Ended December 31,	Classification	2019
Operating lease cost (1)	Cost of services Selling, general and administrative expense	$4,746
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization expense	330
Interest on lease liabilities	Interest expense	38
Short-term lease cost (1)	Cost of services Selling, general and administrative expense	40
Variable lease cost (1)	Cost of services Selling, general and administrative expense	218
Sublease income	Service revenues and other	(275)
Total net lease cost		$5,097

Gain on sale and leaseback transaction, net	Selling, general and administrative expense	$(391)
(1) All operating lease costs, including short-term and variable lease costs, are split between Cost of services and Selling, general and administrative expense in the consolidated statements of income based on the use of the facility or equipment that the rent is being paid on. See Note 1 for additional information. Variable lease costs represent payments that are dependent on a rate or index, or on usage of the asset.

Supplemental disclosure for the statement of cash flows related to operating and finance leases were as follows:

(dollars in millions)
Year Ended December 31,	2019
Cash Flows from Operating Activities
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$(4,392)
Operating cash flows for finance leases	(38)
Cash Flows from Financing Activities
Financing cash flows for finance leases	(352)
Supplemental lease cash flow disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	3,510
Right-of-use assets obtained in exchange for new finance lease liabilities	564

Supplemental disclosures for the balance sheet related to finance leases were as follows:

(dollars in millions)
At December 31,	2019
Assets
Property, plant and equipment, net	$939

Liabilities
Debt maturing within one year	$336
Long-term debt	780
Total Finance lease liabilities	$1,116

The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows:

At December 31,	2019
Weighted-average remaining lease term (years)
Operating Leases	9
Finance Leases	5
Weighted-average discount rate
Operating Leases	4.0%
Finance Leases	3.2%

The Company's maturity analysis of operating and finance lease liabilities as of December 31, 2019 were as follows:

		(dollars in millions)
Years	Operating Leases	Finance Leases
2020	$4,099	$366
2021	3,764	271
2022	3,363	208
2023	3,001	152
2024	2,484	92
Thereafter	9,257	124
Total lease payments	25,968	1,213
Less interest	4,314	97
Present value of lease liabilities	21,654	1,116
Less current obligation	3,261	336
Long-term obligation at December 31, 2019	$18,393	$780

As of December 31, 2019, we have contractually obligated lease payments amounting to $1.9 billion for office facility operating leases and small cell colocation and fiber operating leases that have not yet commenced. We have legally obligated lease payments for various other operating leases that have not yet commenced for which the total obligation was not significant. We have certain rights and obligations for these leases, but have not recognized an operating lease right-of-use asset or an operating lease liability since they have not yet commenced.

Real Estate Transaction
On July 23, 2019, Verizon completed a sale-leaseback transaction for buildings and real estate. We received total gross proceeds of approximately $1.0 billion. We leased back a portion of the buildings and real estate sold and accounted for it as an operating lease. The term of the leaseback is for two years with four options to renew for an additional three months each. The proceeds received as a result of this transaction have been classified in Other, net within Cash Flows from Investing Activities in our consolidated statement of cash flows for the year ended December 31, 2019. The net gain as a result of this transaction is included in the components of net lease cost table above.

Disclosures Related to Periods Prior to Adoption of Topic 842
Total rent expense under operating leases amounted to $4.1 billion in 2018 and $3.8 billion in 2017.

Amortization of capital leases was included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Property, plant and equipment were as follows:

(dollars in millions)
At December 31,	2018
Capital leases	$1,756
Less accumulated amortization	998
Total	$758

Leasing Arrangements

Note 6. Leasing Arrangements

We enter into various lease arrangements for network equipment including towers, distributed antenna systems, small cells, real estate and connectivity mediums including dark fiber, equipment, and other various types of assets for use in our operations. Our leases have remaining lease terms ranging from 1 year to 28 years, some of which include options that we can elect to extend the leases term for up to 25 years, and some of which include options to terminate the leases. For the majority of leases entered into during the current period, we have concluded it is not reasonably certain that we would exercise the options to extend the lease or terminate the lease. Therefore, as of the lease commencement date, our lease terms generally do not include these options. We include options to extend the lease when it is reasonably certain that we will exercise that option.

During March 2015, we completed a transaction with American Tower Corporation (American Tower) pursuant to which American Tower acquired the exclusive rights to lease and operate approximately 11,300 of our wireless towers for an upfront payment of $5.0 billion. We have subleased capacity on the towers from American Tower for a minimum of 10 years at current market rates in 2015, with options to renew. We continue to include the towers in Property, plant and equipment, net in our consolidated balance sheets and depreciate them accordingly. In addition to the rights to lease and operate the towers, American Tower assumed the interest in the underlying ground leases related to these towers. While American Tower can renegotiate the terms of and is responsible for paying the ground leases, we are still the primary obligor for these leases and accordingly, the present value of these ground leases are included in our operating lease right-of-use assets and operating lease liabilities. We do not expect to be required to make ground lease payments unless American Tower defaults, which we determined to be remote.

The components of net lease cost were as follows:

		(dollars in millions)
Year Ended December 31,	Classification	2019
Operating lease cost (1)	Cost of services Selling, general and administrative expense	$4,746
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization expense	330
Interest on lease liabilities	Interest expense	38
Short-term lease cost (1)	Cost of services Selling, general and administrative expense	40
Variable lease cost (1)	Cost of services Selling, general and administrative expense	218
Sublease income	Service revenues and other	(275)
Total net lease cost		$5,097

Gain on sale and leaseback transaction, net	Selling, general and administrative expense	$(391)
(1) All operating lease costs, including short-term and variable lease costs, are split between Cost of services and Selling, general and administrative expense in the consolidated statements of income based on the use of the facility or equipment that the rent is being paid on. See Note 1 for additional information. Variable lease costs represent payments that are dependent on a rate or index, or on usage of the asset.

Supplemental disclosure for the statement of cash flows related to operating and finance leases were as follows:

(dollars in millions)
Year Ended December 31,	2019
Cash Flows from Operating Activities
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$(4,392)
Operating cash flows for finance leases	(38)
Cash Flows from Financing Activities
Financing cash flows for finance leases	(352)
Supplemental lease cash flow disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	3,510
Right-of-use assets obtained in exchange for new finance lease liabilities	564

Supplemental disclosures for the balance sheet related to finance leases were as follows:

(dollars in millions)
At December 31,	2019
Assets
Property, plant and equipment, net	$939

Liabilities
Debt maturing within one year	$336
Long-term debt	780
Total Finance lease liabilities	$1,116

The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows:

At December 31,	2019
Weighted-average remaining lease term (years)
Operating Leases	9
Finance Leases	5
Weighted-average discount rate
Operating Leases	4.0%
Finance Leases	3.2%

The Company's maturity analysis of operating and finance lease liabilities as of December 31, 2019 were as follows:

		(dollars in millions)
Years	Operating Leases	Finance Leases
2020	$4,099	$366
2021	3,764	271
2022	3,363	208
2023	3,001	152
2024	2,484	92
Thereafter	9,257	124
Total lease payments	25,968	1,213
Less interest	4,314	97
Present value of lease liabilities	21,654	1,116
Less current obligation	3,261	336
Long-term obligation at December 31, 2019	$18,393	$780

As of December 31, 2019, we have contractually obligated lease payments amounting to $1.9 billion for office facility operating leases and small cell colocation and fiber operating leases that have not yet commenced. We have legally obligated lease payments for various other operating leases that have not yet commenced for which the total obligation was not significant. We have certain rights and obligations for these leases, but have not recognized an operating lease right-of-use asset or an operating lease liability since they have not yet commenced.

Real Estate Transaction
On July 23, 2019, Verizon completed a sale-leaseback transaction for buildings and real estate. We received total gross proceeds of approximately $1.0 billion. We leased back a portion of the buildings and real estate sold and accounted for it as an operating lease. The term of the leaseback is for two years with four options to renew for an additional three months each. The proceeds received as a result of this transaction have been classified in Other, net within Cash Flows from Investing Activities in our consolidated statement of cash flows for the year ended December 31, 2019. The net gain as a result of this transaction is included in the components of net lease cost table above.

Disclosures Related to Periods Prior to Adoption of Topic 842
Total rent expense under operating leases amounted to $4.1 billion in 2018 and $3.8 billion in 2017.

Amortization of capital leases was included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Property, plant and equipment were as follows:

(dollars in millions)
At December 31,	2018
Capital leases	$1,756
Less accumulated amortization	998
Total	$758